SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Government grants			$ 21,641
Interest income	647	849	645
Exchange gain			2,465
Gain for early termination of finance lease		12,832
Consultancy income	75,000
Miscellaneous income	70,059	8,911	41,866
Other income	$ 145,706	$ 22,592	$ 66,617